Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom Income Fund	May 30, 2023
Fidelity Advisor Freedom Income Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(16.74%)
Past 5 years	0.20%
Past 10 years	2.02%
Fidelity Advisor Freedom Income Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(18.19%)
Past 5 years	(1.24%)
Past 10 years	0.71%
Fidelity Advisor Freedom Income Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(9.51%)
Past 5 years	(0.18%)
Past 10 years	1.21%
Fidelity Advisor Freedom Income Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(13.10%)
Past 5 years	0.64%
Past 10 years	2.01%
Fidelity Advisor Freedom Income Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(14.96%)
Past 5 years	0.42%
Past 10 years	2.00%
Fidelity Advisor Freedom Income Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(11.39%)
Past 5 years	1.66%
Past 10 years	2.88%
Fidelity Advisor Freedom Income Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(11.41%)
Since Inception	1.91%	[1]
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
F0199
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Past 10 years	2.97%

[1]	A From October 2, 2018